Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (214)		$ (148)
Recovery (Expense) Recognized In Net Earnings		(6,849)		(2,131)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		6,857		2,885
Recovery (Expense) Recognized In Shareholders' Equity		106		(820)
Closing Balance		(100)		(214)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		5,894	[1]	8,756
Recovery (Expense) Recognized In Net Earnings		967	[1]	(2,077)
Recovery (Expense) Recognized In Shareholders' Equity		106	[1]	(785)
Closing Balance	[1]	6,967		5,894
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		761		8,953
Recovery (Expense) Recognized In Net Earnings				(4,733)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		(761)		(3,459)
Closing Balance				761
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		5,500	[2]	694
Recovery (Expense) Recognized In Net Earnings		(4,175)	[2]	4,806
Closing Balance	[2]	1,325		5,500
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)		(87)
Closing Balance		(87)		(87)
Debt financing fees
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(728)	[3]	(711)
Recovery (Expense) Recognized In Net Earnings		(9)	[3]	18
Recovery (Expense) Recognized In Shareholders' Equity				(35)
Closing Balance	[3]	(737)		(728)
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(7,808)		(14,073)
Recovery (Expense) Recognized In Net Earnings		20		(79)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		7,618		6,344
Closing Balance		(170)		(7,808)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(3,532)	[4]	(3,532)
Recovery (Expense) Recognized In Net Earnings	[4]	(3,766)
Closing Balance	[4]	(7,298)		(3,532)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(214)		(148)
Recovery (Expense) Recognized In Net Earnings		114		(66)
Closing Balance		$ (100)		$ (214)

[1]	As at December 31, 2021, the Company had recognized the tax effect on $33 million of non-capital losses against deferred tax liabilities.
[2]	Other includes capital assets, cobalt inventory, charitable donation carryforward and PSU and pension liabilities.
[3]	Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[4]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.